Financial instruments - Sensitivity analysis (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) customer	Dec. 31, 2019 CAD ($) customer
IFRS Concentration Risk [Line Items]
Revenues	$ 17,775,029	$ 4,813,978
Customer concentration
IFRS Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%
Credit concentration
IFRS Concentration Risk [Line Items]
Number of major customers | customer	2	5
Concentration risk (as a percent)	79.00%	77.00%
Revenues
IFRS Concentration Risk [Line Items]
Revenues	$ 13,967,375	$ 3,726,160
Concentration risk (as a percent)	79.00%	77.00%
Trade accounts receivable
IFRS Concentration Risk [Line Items]
Number of major customers | customer	2	3
Revenues	$ 1,211,177	$ 96,874
Concentration risk (as a percent)	69.00%	93.00%
Customer 1 | Revenues
IFRS Concentration Risk [Line Items]
Revenues	$ 9,523,353	$ 1,166,705
Concentration risk (as a percent)	53.00%	24.00%
Customer 2 | Revenues
IFRS Concentration Risk [Line Items]
Revenues	$ 4,444,022	$ 835,142
Concentration risk (as a percent)	26.00%	17.00%
Customer 3 | Revenues
IFRS Concentration Risk [Line Items]
Revenues		$ 637,841
Concentration risk (as a percent)		13.00%
Customer 4 | Revenues
IFRS Concentration Risk [Line Items]
Revenues		$ 560,916
Concentration risk (as a percent)		12.00%
Customer 5 | Revenues
IFRS Concentration Risk [Line Items]
Revenues		$ 525,556
Concentration risk (as a percent)		11.00%